Initial Public Offering - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 19, 2021	Jan. 14, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 23, 2022	Dec. 31, 2021
Initial Public Offering [Line Items]
Common stock price per share			$ 12	$ 12
Net proceeds placed in Trust Account	$ 276,000,000
Common stock, shares redeemed				25,132,578	25,132,578
Common stock, shares redemption			2,467,422	2,467,422	2,467,422	27,600,000
Common stock, shares redemption par value			$ 10.48	$ 10.24	$ 10.09	$ 10
Public Warrant
Initial Public Offering [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares		24,000,000
Shares issued price per share		$ 10
Common stock price per share		$ 11.5
Description of conversion feature			Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of one warrant to purchase one share of common stock (“Public Warrant”).	Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of one warrant to purchase one share of common stock (“Public Warrant”).
IPO
Initial Public Offering [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares		24,000,000
Shares issued price per share		$ 10	$ 10	$ 10
Common stock price per share		$ 11.5
Over-Allotment Option
Initial Public Offering [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares	3,600,000
Net proceeds placed in Trust Account	$ 276,000,000